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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Goodwin Capital Advisers, Inc.
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Address:    One American Row, Hartford, CT 06102-5056
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Form 13F File Number:  028-12511
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John H. Beers
            -----------------------------
Title:      Vice President and Secretary
            -----------------------------
Phone:      (860) 403-5050
            -----------------------------

Signature, Place and Date of Signing:

   /s/ John H. Beers             Hartford, CT             February 11, 2011
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $3,539,609.85

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Compliance 13F Report for 12/31/2010

                              Title Of                                         PUT/ Investment
Issuer                         Class     Cusip   Market Value Principal SH/PRN CALL Descretion Managers Sole(A) Shared(B) None(C)
------                        -------- --------- ------------ --------- ------ ---- ---------- -------- ------- --------- -------
CIT GROUP INC                  COMMON  125581801 1,300,007.10  27,601     SH           1,257      1      1,257
ISHARES FTSE CHINA 25 INDEX    COMMON  464287184 2,239,602.75  51,975     SH          38,558      1     38,558
                                                 ------------
                                                 3,539,609.85